Schedule I - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Income Statements, Captions [Line Items]
Cost of revenues	$ (87,883)	$ (57,412)	$ (48,334)
Selling expenses	(44,717)	(34,910)	(24,517)
General and administrative expenses	(21,253)	(19,468)	(16,778)
Operating income (loss)	15,950	21,110	28,725
Equity in income of subsidiaries and variable interest entities	(172)	(153)	(91)
Interest income	2,522	1,531	2,020
Interest expense	(3,331)	(1,049)	(555)
Exchange gain	2,476	128	2,462
Net income attributable to China Distance Education Holdings Limited	11,626	14,935	26,290
Parent Company
Condensed Income Statements, Captions [Line Items]
Cost of revenues	(161)	(164)	(162)
Selling expenses	(80)	(85)	(84)
General and administrative expenses	(2,887)	(3,250)	(2,591)
Operating income (loss)	(3,128)	(3,499)	(2,837)
Equity in income of subsidiaries and variable interest entities	14,763	19,287	27,902
Interest income	1	1	2
Interest expense	(2,110)	(1,362)	(1,131)
Exchange gain	2,100	508	2,354
Net income attributable to China Distance Education Holdings Limited	$ 11,626	$ 14,935	$ 26,290